GENERAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 18, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 05, 2020	Feb. 04, 2020
Net loss		$ 13,846	$ 13,836	$ 10,589
Accumulated deficit		$ 90,983	$ 77,137
Private Placement [Member]
Purchase price						$ 1.75
Minimum bid price value					$ 1.00
Warrant [Member] | Subsequent Event [Member]
Proceeds from issuance off warrants	$ 19,240